Investments in affiliates	6 Months Ended
Jun. 30, 2019
Investments in affiliates
Investments in affiliates

6     Investments in affiliates

In August 2015, an affiliated company Gemini Shipholdings Corporation (“Gemini”) was formed by the Company and Virage International Ltd. (“Virage”), a company controlled by the Company’s largest shareholder. Gemini acquired a 100% interest in entities with capital leases for the Suez Canal and Genoa and that own the container vessels Catherine C and Leo C. Gemini financed these acquisitions with the assumption of capital lease obligations of $35.4 million, $19.0 million of borrowings under secured loan facilities and an aggregate of $47.4 million from equity contributions from the Company and Virage, which subscribed in cash for 49% and 51%, respectively, of Gemini’s issued and outstanding share capital. As of June 30, 2019, Gemini consolidated its wholly owned subsidiaries listed below:

		Year		Date of vessel
Company	Vessel Name	Built	TEU	delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	Catherine C	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	Leo C	2002	6,422	February 4, 2016
Springer Shipping Co	—	—	—	—

On May 29, 2019, an affiliated company of Gemini has entered into an agreement to acquire a 8,500 TEU container vessel built in 2006 for a gross purchase price of $25.3 million. An advance payment of $2.5 million was made and is outstanding as of June 30, 2019. This vessel is expected to be delivered in August 2019.

The Company has determined that Gemini is a variable interest entity of which the Company is not the primary beneficiary, and as such, this affiliated company is accounted for under the equity method and recorded under “Equity income on investments” in the condensed consolidated statements of income. The Company does not guarantee the debt of Gemini and its subsidiaries and has the right to purchase all of the beneficial interest in Gemini that it does not own for fair market value at any time after December 31, 2018, to the extent permitted under its credit facilities. The net assets of Gemini total $14.9 million as of June 30, 2019. The Company’s exposure is limited to its share of the net assets of Gemini proportionate to its 49% equity interest in Gemini.

A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

	As of	As of
	June 30, 2019	December 31, 2018
Current assets	$4,355	$8,327
Non-current assets	$45,173	$41,155
Current liabilities	$9,252	$5,201
Non-current liabilities	$25,355	$29,254

	Six months ended	Six months ended
	June 30, 2019	June 30, 2018
Net operating revenues	$7,451	$8,625
Net income/(loss)	$(106)	$376